Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Accounts receivable, allowance	$ 22,000	$ 22,000
Stockholders' deficit
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	2,000,000,000	2,000,000,000
Common Stock, shares issued	187,000	187,000
Common Stock, shares outstanding	187,000	187,000
Treasury shares	5,000	5,000
Series A-1 Preferred Stock [Member]
Stockholders' deficit
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	947,000	875,000
Preferred stock, shares outstanding	947,000	875,000
Preferred stock, liquidation preference	$ 947,000
Series B Preferred Stock [Member]
Stockholders' deficit
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	14,000,000	14,000,000
Preferred stock, shares issued	13,523,000	12,251,000
Preferred stock, shares outstanding	13,523,000	12,251,000
Preferred stock, liquidation preference	$ 20,285,000
Series C Preferred Stock [Member]
Stockholders' deficit
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	9,000,000
Preferred stock, shares issued	5,491,000	4,975,000
Preferred stock, shares outstanding	5,491,000	4,975,000
Preferred stock, liquidation preference	$ 8,237,000
Series D-1 Preferred Stock [Member]
Stockholders' deficit
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	8,077,000	5,800,000
Preferred stock, shares outstanding	8,077,000	5,800,000
Preferred stock, liquidation preference	$ 8,077,000
Series D-2 Preferred Stock [Member]
Stockholders' deficit
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	6,321,000	5,720,000
Preferred stock, shares outstanding	6,321,000	5,720,000
Preferred stock, liquidation preference	$ 6,321,000